Investment in Joint Venture (Details) - Blade Urban Air Mobility [Member] $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 25, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 director	Mar. 31, 2020 USD ($)	Sep. 30, 2020 USD ($) director	Sep. 30, 2019 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty earned		$ 19		$ 19
Gross Revenue was up to $10,000
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Quarterly royalty payments, Percent	4.00%
Gross Revenue in excess of $10,000 and up to $40,000
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Quarterly royalty payments, Percent	3.00%
Gross Revenue exceeding $40,000
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Quarterly royalty payments, Percent	1.50%
FlyBlade India attained a minimum profits of $3,500
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest in profit, percent	3.00%
First Amended Joint Venture and License Agreements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty earned					$ 0
First Amended Joint Venture and License Agreements | FlyBlade India
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total number of director | director					5
Due from joint venture					$ 73	$ 83
First Amended Joint Venture and License Agreements | Gross Revenue was up to $10,000
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Quarterly royalty payments, Percent	4.00%
First Amended Joint Venture and License Agreements | Gross Revenue in excess of $10,000 and up to $40,000
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Quarterly royalty payments, Percent	3.00%
First Amended Joint Venture and License Agreements | Gross Revenue exceeding $40,000
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Quarterly royalty payments, Percent	1.50%
First Amended Joint Venture and License Agreements | FlyBlade India attained a minimum profits of $3,500
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest in profit, percent	3.00%
First Amended Joint Venture and License Agreements | Blade held at least a 10% interest
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Directors Appointed | director			3
First Amended Joint Venture and License Agreements | Blade held at least a 10% interest | FlyBlade India
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Directors Appointed | director					3
First Amended Joint Venture and License Agreements | Hunch
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest	10.00%
Investment in joint venture	$ 200
First Amended Joint Venture and License Agreements | FlyBlade India
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest	90.00%
Investment in joint venture	$ 1,800